Profit Before Income Tax Expenses - Schedule of Income Before Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Before Tax Expenses [Abstract]
Depreciation of property, plant and equipment	$ 116,528	$ 115,810	$ 92,639
Amortisation of right-of-use assets	157,428	182,543	133,411
Directors’ remuneration	186,113	222,347	218,067
Staff costs (excluding directors’ remuneration):
Salaries and other benefits	264,972	418,370	468,347
Staff welfare	3,105	5,830	7,701
Defined contribution retirement plan contributions	11,608	20,216	21,960
Total staff costs	$ 279,685	$ 444,416	$ 498,008